UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21033

        Nuveen Connecticut Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          02/28/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
February 28, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 2.2% (1.5% of Total Investments)

$810	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 801,803
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 35.8% (24.5% of Total Investments)

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven,	7/06 at 102.00	BBB-	516,085
	Series 1996D, 6.700%, 7/01/26

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hopkins School, Series	7/08 at 101.00	AAA	528,865
	1998A, 5.000%, 7/01/20 - AMBAC Insured

250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/08 at 102.00	AAA	263,397
	Series 1998H, 5.000%, 7/01/23 - MBIA Insured

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, State University System,	11/07 at 101.00	AAA	534,175
	Series 1997B, 5.250%, 11/01/17 - AMBAC Insured

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	No Opt. Call	AAA	553,620
	University System, Series 2003F, 5.000%, 11/01/13 - FSA Insured

215	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D,	1/15 at 100.00	Aaa	235,545
	5.000%, 7/01/15 - MBIA Insured

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2	1,588,335
	Series 2001D, 5.250%, 7/01/31

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series	3/11 at 101.00	AAA	1,036,150
	2001B, 5.000%, 3/01/32 - FSA Insured

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford,
	Series 2002E:
590	5.500%, 7/01/22 - RAAI Insured	7/12 at 101.00	AA	645,472
1,000	5.250%, 7/01/32 - RAAI Insured	7/12 at 101.00	AA	1,049,440

2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	2,362,388
	University System, Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/09 at 100.00	AAA	1,056,290
	2002W, 5.125%, 7/01/27

500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/22 -	11/12 at 101.00	AAA	547,400
	FGIC Insured

1,230	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/19	4/12 at 100.00	AA	1,357,034

500	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/13 - MBIA Insured	No Opt. Call	AAA	552,770

	Healthcare - 4.5% (3.1% of Total Investments)

25	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series	7/09 at 101.00	Aaa	26,604
	1999G, 5.000%, 7/01/18 - MBIA Insured

200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health	7/10 at 101.00	AA	223,280
	Network, Series 2000A, 6.000%, 7/01/25 - RAAI Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and	7/12 at 101.00	AA	1,045,720
	Medical Center, Series 2002D, 5.000%, 7/01/22 - RAAI Insured

300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series	7/15 at 100.00	Aa3	311,019
	2005B, 5.000%, 7/01/23 - RAAI Insured

	Housing/Multifamily - 1.5% (0.9% of Total Investments)

500	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments,	No Opt. Call	BBB+	512,320
	Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Industrials - 2.9% (2.0% of Total Investments)

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern	12/11 at 102.00	Baa2	1,030,020
	Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care - 3.2% (2.2% of Total Investments)

450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families and	7/12 at 101.00	AAA	480,771
	Children Inc., Series 2002A, 5.000%, 7/01/19 - AMBAC Insured

325	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church	4/07 at 102.00	BBB-	328,637
	Homes Inc. - Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

320	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park Baptist	12/11 at 102.00	BBB+	335,578
	Home Inc., Series 2003, 5.750%, 12/01/23

	Tax Obligation/General - 46.3% (31.6% of Total Investments)

875	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 - MBIA Insured	No Opt. Call	AAA	978,005

1,500	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/12	No Opt. Call	AA	1,705,065

1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19	4/12 at 100.00	AA	1,107,730

2,105	Fairfield, Connecticut, General Obligation Bonds, Series 2002A, 5.000%, 4/01/16 (Pre-refunded to	4/12 at 100.00	AAA	2,309,332
	4/01/12)

	Farmington, Connecticut, General Obligation Bonds, Series 2002:
1,000	5.000%, 9/15/20	9/12 at 101.00	Aa1	1,075,370
1,450	5.000%, 9/15/21	9/12 at 101.00	Aa1	1,549,891

400	Hartford, Connecticut, General Obligation Bonds, Series 2004, 5.500%, 8/15/11 - MBIA Insured	No Opt. Call	AAA	451,416

1,305	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2002, 5.000%,	4/12 at 101.00	AA+	1,387,045
	4/01/22

	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation Bonds,
	Series 2002:
1,390	5.000%, 5/01/20 - FSA Insured	5/11 at 101.00	Aaa	1,489,607
1,535	5.000%, 5/01/22 - FSA Insured	5/11 at 101.00	Aaa	1,631,812

2,105	Stamford, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/16 (Pre-refunded to	8/12 at 100.00	AAA	2,326,088
	8/15/12)

500	Waterbury, Connecticut, General Obligation Bonds, Series 2004B, 5.000%, 4/01/13 - FSA Insured	No Opt. Call	AAA	549,295

	Tax Obligation/Limited - 8.5% (5.8% of Total Investments)

1,625	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	1,800,711
	5.375%, 7/01/20 - FSA Insured

500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001B,	10/11 at 100.00	AAA	557,390
	5.375%, 10/01/13 - FSA Insured

625	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	686,613

	Transportation - 6.2% (4.2% of Total Investments)

1,950	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%,	No Opt. Call	AAA	2,216,624
	12/01/15 - AMBAC Insured

	U.S. Guaranteed *** - 18.5% (12.6% of Total Investments)

1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/18 (Pre-refunded to	8/11 at 100.00	AAA	1,111,890
	8/15/11) - FGIC Insured

	East Hartford, Connecticut, General Obligation Bonds, Series 2002:
750	5.000%, 5/01/21 (Pre-refunded to 5/01/10) - FGIC Insured	5/10 at 100.00	Aaa	818,445
750	5.000%, 5/01/22 (Pre-refunded to 5/01/10) - FGIC Insured	5/10 at 100.00	Aaa	818,445

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,000	5.500%, 10/01/32	10/10 at 101.00	AAA	1,102,280
2,000	5.500%, 10/01/40	10/10 at 101.00	AAA	2,204,560

500	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded to	4/12 at 100.00	AAA	562,250
	4/01/12) - FSA Insured

	Utilities - 6.6% (4.5% of Total Investments)

500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	Baa1	531,585
	Power Company, Series 1993A, 5.850%, 9/01/28

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
	Project, Series 1993A:
250	5.500%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	BBB	256,038
510	5.500%, 1/01/20 (Alternative Minimum Tax)	7/05 at 100.00	BBB	513,978

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	1,078,690
	Insured

	Water and Sewer - 9.6% (6.6% of Total Investments)

785	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	854,677

1,000	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003B, 5.000%, 10/01/12	No Opt. Call	AAA	1,103,770

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series
	2003A:
750	5.000%, 8/01/20 - MBIA Insured	8/13 at 100.00	AAA	803,670
660	5.000%, 8/01/33 - MBIA Insured	8/13 at 100.00	AAA	688,782

$48,285	Total Long-Term Investments (cost $49,259,587) - 145.8%			52,193,772

	Short-Term Investments - 0.7% (0.5% of Total Investments)

250	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	250,000
	Obligations, Series 1985, 1.780%, 12/01/15 - MBIA Insured †

$250	Total Short-Term Investments (cost $250,000)			250,000

	Total Investments (cost $49,509,587) - 146.5%			52,443,772

	Other Assets Less Liabilities - 2.4%			866,278

	Preferred Shares, at Liquidation Value - (48.9)%			(17,500,000)

	Net Assets Applicable to Common Shares - 100%			$35,810,050

Forward Swap Contracts outstanding at February 28, 2005:
				Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JP Morgan dated January 11, 2004, to pay
semi-annually the notional amount multiplied by 5.235% (annualized)
and receive quarterly the notional amount multiplied by the
three-month USD-LIBOR (United States Dollar-London
Inter-Bank Offered Rates).	$850,000	8/17/05	8/17/25	$(6,042)

Agreement with Morgan Stanley dated December 8, 2004, to pay semi-annually the notional amount multiplied by 5.313% (annualized)
and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR
(United States Dollar-London Inter-Bank Offered Rates).	200,000	7/18/05	7/18/35	(3,175)

				$(9,217)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment
	accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as
	a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes
	periodically based on market conditions or a specified market index.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At February 28, 2005, the cost of investments was $49,496,222.

	Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$3,031,775
	Depreciation	(84,225)

	Net unrealized appreciation of investments	$2,947,550

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/29/05

* Print the name and title of each signing officer under his or her signature.